LAND USE RIGHTS, NET (Details) - LAND USE RIGHTS - USD ($) $ in Thousands	Feb. 29, 2024	Feb. 28, 2023
LAND USE RIGHTS, NET
Land use rights	$ 214,722	$ 207,657
Less: accumulated amortization	(20,748)	(15,985)
Add: foreign exchange difference	(4,925)	2,206
Land use rights, net	$ 189,049	$ 193,878